Loans and Allowance for Loan Losses - Credit Quality Indicators (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Credit Risk Profile by Internally Assigned Grade
Total Loans	$ 1,696,425	$ 1,471,114
Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	1,680,267	1,445,897
Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	6,881	16,062
Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	9,277	9,155
Doubtful [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Residential 1-4 Family [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	376,872	349,631
Residential 1-4 Family [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	367,987	340,019
Residential 1-4 Family [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	5,616	6,957
Residential 1-4 Family [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	3,269	2,655
Residential 1-4 Family [Member] | Doubtful [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Multifamily [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	79,908	49,564
Multifamily [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	79,908	49,564
Multifamily [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Multifamily [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Multifamily [Member] | Doubtful [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Commercial Real Estate [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	704,807	625,623
Commercial Real Estate [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	699,314	612,318
Commercial Real Estate [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	668	8,227
Commercial Real Estate [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	4,825	5,078
Commercial Real Estate [Member] | Doubtful [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Construction [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	339,580	275,319
Construction [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	339,354	274,926
Construction [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	121	277
Construction [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	105	116
Construction [Member] | Doubtful [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Farmland [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	37,519	32,114
Farmland [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	36,675	30,933
Farmland [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	147	200
Farmland [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	697	981
Farmland [Member] | Doubtful [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Second mortgages [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	9,166	7,551
Second mortgages [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	8,748	7,097
Second mortgages [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	303	353
Second mortgages [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	115	101
Second mortgages [Member] | Doubtful [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Equity Lines of Credit [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	56,005	46,506
Equity Lines of Credit [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	55,850	46,361
Equity Lines of Credit [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Equity Lines of Credit [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	155	145
Equity Lines of Credit [Member] | Doubtful [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Commercial [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	37,677	30,537
Commercial [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	37,677	30,525
Commercial [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	10
Commercial [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	2
Commercial [Member] | Doubtful [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Agricultural, Installment and Other [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	54,891	54,269
Agricultural, Installment and Other [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	54,754	54,154
Agricultural, Installment and Other [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	26	38
Agricultural, Installment and Other [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	111	77
Agricultural, Installment and Other [Member] | Doubtful [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	$ 0	$ 0